INVENTORIES	12 Months Ended
Sep. 30, 2020
INVENTORIES
6.	INVENTORIES
Inventories consisted of the following:

	As of September 30,
	2019	2020
	US$	US$
Books and other goods	3,727	3,482
Paper and other raw materials	1,035	1,671

Less: inventory provisions for slow-moving and obsolescence	(530)	(290)

Total	4,232	4,863

Inventory provisions were
US$15, US$1,090 and US$1,069 for the years ended September 30, 2018, 2019 and 2020, respectively.